Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Income from operations	$ 42,998	$ 22,996
Ireland
Segment Reporting Information [Line Items]
Income from operations	28,134	12,016
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	6,401	3,786
United States
Segment Reporting Information [Line Items]
Income from operations	6,694	5,537
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 1,769	$ 1,657